Ivy Funds VIP Core Equity
Ivy Funds VIP Core Equity
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Ivy Funds VIP Core Equity
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Ivy Funds VIP Core Equity
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP Core Equity	103	322	558	1,236

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
Ivy Funds VIP Core Equity seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes have dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $10 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

WRIMCO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, WRIMCO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. Once identified, WRIMCO seeks to invest for the Portfolio in what it believes to be dominant companies that will benefit from these trends or themes; including companies that WRIMCO believes have long-term earnings potential greater than market expectations. The Portfolio typically holds a small number (generally 40 to 50) of stocks.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has fully appreciated according to WRIMCO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below WRIMCO’s expectations regarding the security’s long-term earnings potential. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security if that issuer’s competitive advantage has diminished or if the Portfolio’s portfolio managers lose conviction in a previously identified trend or theme, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Portfolio tends to be invested in a small number (generally 40 to 50) of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 17.59% (the third quarter of 2009) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Ivy Funds VIP Core Equity	1.66%	2.54%	3.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) Ivy Funds VIP Core Equity	2.11%	(0.25%)	2.92%
Lipper Variable Annuity Large-Cap Core Funds Universe Average (net of fees and expenses) Ivy Funds VIP Core Equity	(1.00%)	(1.17%)	2.41%